SHARE-BASED COMPENSATION (Details) - $ / shares				12 Months Ended
	Feb. 27, 2015	Oct. 28, 2014	Aug. 01, 2014	Mar. 31, 2015
Share-based compensation
Share options granted (in shares)				329,800
Exercise price (in dollars per share)				$ 15.20
Directors and employees | $5.13
Share-based compensation
Share options granted (in shares)		17,200
Exercise price (in dollars per share)		$ 5.13
Vesting period		2 years
Directors and employees | $6.00
Share-based compensation
Share options granted (in shares)		8,600
Exercise price (in dollars per share)		$ 6.00
Vesting period		2 years
Former shareholder
Share-based compensation
Share options granted (in shares)			300,000
Exercise price (in dollars per share)			$ 16.18
Former employee
Share-based compensation
Share options granted (in shares)	4,000
Exercise price (in dollars per share)	$ 5.13
Vesting period	2 years